Document and Entity Information	Dec. 11, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001655075
Document Type	8-K
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	ARMSTRONG FLOORING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37589
Entity Tax Identification Number	47-4303305
Entity Address, Address Line One	2500 Columbia Avenue P.O. Box 3025
Entity Address, City or Town	Lancaster
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17603
City Area Code	(717)
Local Phone Number	672-9611
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	AFI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false